Acquisitions	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Acquisitions	Acquisitions
The Merger
On November 3, 2021, Aurora consummated the Merger with Legacy Aurora.
In connection with the Merger, issued and outstanding shares of Legacy Aurora common stock converted into shares of Aurora common stock and outstanding Legacy Aurora equity awards converted into Aurora equity awards based on the exchange ratio of approximately 2.1708 (the “Exchange Ratio”), based on the following events contemplated by the Merger Agreement:
•the cancellation and conversion of all 205 million issued and outstanding shares of Legacy Aurora redeemable convertible preferred stock into 205 million shares of Legacy Aurora common stock;
•the surrender and exchange of all 458 million shares of Legacy Aurora common stock, including shares of Legacy Aurora common stock resulting from the conversion of Legacy Aurora redeemable convertible preferred stock, were converted to 995 million shares of Aurora common stock, as adjusted by the Exchange Ratio;
•the cancellation and surrender of all 38 million granted and outstanding vested and unvested Legacy Aurora stock options, which were converted into 82 million Aurora stock options to purchase shares of Aurora common stock with the same terms and vesting conditions, as adjusted by the Exchange Ratio; and
•the cancellation and exchange of all 16 million granted and outstanding vested and unvested Legacy Aurora RSUs, which were converted into 35 million Aurora RSUs for shares of Aurora common stock with the same terms and vesting conditions, as adjusted by the Exchange Ratio.
The other related events that occurred concurrent with the Merger are summarized below:
•the Company sold 100 million shares of Aurora common stock for aggregate proceeds of $1,000 million to certain institutional and accredited investors (the “PIPE Investment”);
•the 7 million issued and outstanding shares of Aurora common stock beneficially held by the Sponsor became subject to transfer restrictions and contingent forfeiture provisions upon the Merger (the “Earnout Shares”), of which 2 million of the Earnout Shares became subject to time-based provisions and 5 million of the Earnout Shares became subject to time- and market-based provisions; see Note 8 – Equity Incentive Plans for more information; and
•the public holders of 76 million shares of Aurora common stock exercised their redemption feature resulting in an aggregate payment of $755 million (the “Redemption”).
After giving effect to the Merger and other related events described above, the number of shares of Aurora common stock issued and outstanding subsequent to the Merger was as follows (in millions):

Shares
Aurora common stock, prior to redemptions	98
Less: Redemption of Aurora common stock	(76)
Aurora common stock, net of redemptions	22
Sponsor shares including Earnout Shares	7
PIPE Investment	100
Total shares of Aurora common stock, prior to the Merger	129
Shares issued in exchange in the Merger	995
Total shares of Aurora common stock, subsequent to the Merger	1,124
In connection with the Merger, the Company raised net proceeds of $1,223 million including $1,000 million from the PIPE Investment, and $223 million of cash held in the trust account from its initial public offering. The proceeds were net of $755 million paid in relation with the Redemption and $49 million of costs incurred prior to the Merger. In connection with the Merger, Legacy Aurora incurred $41 million in transaction costs consisting of banking, legal, and other professional fees, of which $36 million was recorded as a reduction to additional paid-in capital and $5 million was expensed in the consolidated statements of operations. Total net cash proceeds to the Company were $1,134 million.
Reverse Recapitalization
The Merger was accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, the Company is treated as the acquired company and the Merger is treated as the equivalent of Legacy Aurora issuing shares for the net assets of the Company, accompanied by a recapitalization. The accounting acquirer was primarily determined based on Legacy Aurora shareholders having the largest voting interest in the post-combination company and the ability to appoint the majority of the members of the Board of Directors as well as Legacy Aurora management holding executive management roles in the post-combination company and are responsible for the day-to-day operations which are comprised of Legacy Aurora activities.
The net assets of the Company were recognized at historical cost as of the Closing Date, with no goodwill or other intangible assets recorded. Operations and cash flows presented prior to the Closing Date represent are those of Legacy Aurora and the accumulated deficit of Legacy Aurora has been carried forward after the Closing Date. All share and per share information presented have been adjusted to reflect the recapitalization on a retrospective basis for all periods presented.
Apparate USA LLC
On January 19, 2021, the Company acquired 100% of the voting interests of Apparate USA LLC (“ATG”) which was a company developing self-driving technology.
The fair value of the consideration transferred for ATG was $1,916 million which consisted of non-cash equity consideration, including 110 million shares of redeemable convertible preferred stock and 252 million shares of common stock. The redeemable convertible preferred stock was valued based on a concurrent purchase of the Company’s redeemable convertible preferred stock. The common stock was valued based on its fair value as the acquisition date, as determined using an option pricing method model.
In January 2021, the Company paid $10 million relating to financial advisory fees with a former related party of which $8 million was recognized as transaction costs associated with the acquisition and $2 million was recorded as a reduction to redeemable convertible preferred stock as issuance costs in the twelve months ended December 31, 2021. Including the financial advisory fees with a former related party, the total transaction costs associated with the acquisition were $15 million in the twelve months ended December 31, 2021 and were recorded in selling, general and administrative.
The following table summarizes the fair value of assets acquired and liabilities assumed as of the date of the ATG acquisition (in millions):

Fair Value
Cash and cash equivalents	$311
Property and equipment, net	63
Operating lease right-of-use assets	42
Acquisition related intangible assets	546
Goodwill	1,060
Related party payable	(47)
Operating lease liabilities	(40)
Other assets and (liabilities), net	(19)
Total	$1,916
The acquisition related intangible asset identified was IPR&D, which has an indefinite useful life as of the date of the acquisition. The fair value of the IPR&D intangible asset was determined through a replacement cost approach, which identifies the costs that would be necessary to recreate the asset if the Company were to internally develop the acquired technology. Significant unobservable inputs include overhead costs, profit margin, opportunity cost, and obsolescence.
The excess of purchase consideration over the fair value of net tangible and identifiable intangible assets acquired was recorded as goodwill, which is primarily attributed to the assembled workforce, and is not deductible for tax purposes.
During the twelve months ended December 31, 2021, the Company recognized $8 million in non-cash severance paid by the former parent of ATG. This amount was allocated from total equity consideration transferred. Subsequent to the acquisition, the Company entered into a transition services agreement which expired during the first quarter of 2022. Expenses incurred under the transition services agreement were not significant to the reporting periods.
OURS Technology, Inc.
On March 5, 2021, the Company acquired 100% of the voting interests in OURS Technology, Inc. (“OURS”), a silicon photonics company. The Company has included the financial results of OURS in the condensed consolidated financial statements prospectively from the date of acquisition. The fair value of the consideration transferred for OURS was $41 million, which consisted of the following (in millions):

Fair Value
Cash	$16
Stock consideration	24
Assumed liabilities related to third-party expenses	1
Total fair value of consideration transferred	$41
The non-cash stock consideration transferred comprised 6 million shares of common stock and was valued using an option pricing model as of the acquisition date. As part of the OURS acquisition, the Company assumed certain OURS compensation agreements, including the conversion of certain shares of OURS restricted stock into rights to receive the Company’s restricted stock, and assuming certain stock options with an estimated fair value of $4 million. For the stock options assumed, based on the service period related to the period prior to the OURS acquisition date, $2 million was allocated to the purchase price, and $2 million relating to post-acquisition services which will be recorded as operating expenses over the remaining requisite service periods.
The following table summarizes the fair value of assets acquired and liabilities assumed as of the date of the OURS acquisition (in millions):

Fair Value
Acquisition related intangible assets	$19
Goodwill	24
Deferred tax liability	(2)
Total	$41
The acquisition related intangible asset identified was IPR&D, which has an indefinite useful life as of the date of the acquisition. The fair value of the IPR&D intangible asset was determined through a replacement cost approach, which identifies the costs that would be necessary to recreate the asset if the Company were to internally develop the acquired technology. Significant unobservable inputs include profit margin and opportunity cost.
The excess of purchase consideration over the fair value of net tangible and identifiable intangible assets acquired was recorded as goodwill, which is primarily attributed to the assembled workforce, and is not deductible for tax purposes.